[Letterhead of UST Advisers, Inc.]

(203) 975-4057 marina_belaya@ustrust.com
January 24, 2007	37271.00003

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Excelsior Buyout Investors, LLC (811-21283)

Ladies and Gentlemen:

On behalf of Excelsior Buyout Investors, LLC (the “Fund”) and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

•	One preliminary copy of the proxy statement and form of proxy in the form to be furnished to members of the Fund (“Members”) for the special meeting (the “Meeting”) to be held on March 15, 2007.

The purpose of the Meeting is (1) to approve the new Investment Advisory Agreement between the Fund and UST Advisers, Inc.; (2) to elect four managers of the Fund, each to hold office until their successors are duly elected and qualified; and (3) to consider and act upon any other matters that may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to Members on or about February 8, 2007.

Consistent with Peter Tsirigotis’ (the Fund’s Chief Legal Counsel) and Richard Pfordte’s conversation, we have incorporated the Staff’s comments on the Excelsior Funds’ (mutual funds) preliminary proxy statement filed on January 9, 2007, and accordingly request expedited review of the Fund’s filing.

Please contact the undersigned at the above number with any questions or comments you may have or for any further information you may desire.

Very truly yours,

/s/ Marina Belaya

Marina Belaya

Enclosure